Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	As of December 31, 2012				As of December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$7,989	$82,462	$—	$90,451	$9,290	$45,287	$—	$54,577
Foreign exchange contracts	—	833	—	833	—	6,147	—	6,147
	$7,989	$83,295	$—	$91,284	$9,290	$51,434	$—	$60,724
Liabilities:
Foreign exchange contracts	$—	$12,911	$—	$12,911	$—	$2,492	$—	$2,492
Contingent Consideration	—	—	18,983	18,983	—	—	38,646	38,646
	$—	$12,911	$18,983	$31,894	$—	$2,492	$38,646	$41,138

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
For liabilities with Level 3 inputs, the following table summarizes the activity as of December 31, 2012:

(in thousands) (unaudited)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Contingent Consideration
BALANCE AT DECEMBER 31, 2010	$22,510
Additions from acquisitions	24,885
Payments	(9,065)
Loss included in earnings	253
Foreign currency translation	63
BALANCE AT DECEMBER 31, 2011	$38,646
Additions from acquisitions	16,875
Payments	(6,008)
Gain included in earnings	(11,463)
Reversals	(19,129)
Foreign currency translation	62
BALANCE AT DECEMBER 31, 2012	$18,983